Financial Instruments - Changes in fair value of the Company's Level 3 fair value measurements (Table) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Beginning balance	$ 282,375
Issuances		$ 1,556,475
Fair value change of warrants, included in earnings	(278,987)	(1,274,100)	$ 0
Ending balance	$ 3,388	$ 282,375